Deposits Non - current - Summary of Deposits Non-current (Details) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Other	$ 125	$ 59
Deposits	$ 125	$ 59